Note 28 Retained Earnings And Other Reserves (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Retained earnings and other reserves [Line Items]
Statutory reserve	€ 559	€ 565	€ 572
Restricted reserves	746	582	561
Voluntary reserves	10,529	6,470	5,478
Total reserves holding company	11,834	7,616	6,612
Consolidation reserves attributed to the bank and subsidiary consolidated companies	34,715	34,891	31,639
Total retained earnings revaluation reserves and other reserves	€ 46,550	€ 42,507	€ 38,251